Accounts Receivable	6 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 — ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Trade accounts receivable	$266,007	$264,801
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$266,007	$264,801